Provisions and other liabilities - Expected timing of cash outflows (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 15,946	$ 16,292
2024 - 2028 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,092
2029 - 2033 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,339
2034 - 2038 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	2,739
2039 - 2043 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,568
Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,208
Asset retirement obligations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	12,360	$ 11,734
Asset retirement obligations [Member] | 2024 - 2028 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	1,512
Asset retirement obligations [Member] | 2029 - 2033 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	997
Asset retirement obligations [Member] | 2034 - 2038 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	2,605
Asset retirement obligations [Member] | 2039 - 2043 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	4,610
Asset retirement obligations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	2,636
Other provisions, including claims and litigations [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	3,586
Other provisions, including claims and litigations [Member] | 2024 - 2028 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	2,580
Other provisions, including claims and litigations [Member] | 2029 - 2033 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	342
Other provisions, including claims and litigations [Member] | 2034 - 2038 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	134
Other provisions, including claims and litigations [Member] | 2039 - 2043 [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	(42)
Other provisions, including claims and litigations [Member] | Thereafter [Member]
Disclosure of other provisions and other liabilities [line items]
Total provision	$ 572